Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenue	$ 3,195,414	$ 3,995,558
Direct costs of revenue	(2,759,655)	(1,856,866)
Profit from operations	435,759	2,138,692
General and administrative expenses	(500,027)	(1,133,589)
Depreciation	(2,014,958)	(1,619,905)
Gain on disposal of miners and other net income	141,893
Interest expense	(184,633)	(90,000)
Fair value changes of digital assets	(419,009)	364,800
Loss before tax	(2,540,975)	(340,002)
Income taxes	(10,114)	(14,785)
Loss after tax	(2,551,089)	(354,787)
Foreign exchange adjustment	(16,704)	260
Comprehensive loss for the period	$ (2,567,793)	$ (354,527)
Basic loss per ordinary share	$ (0.79)	$ (0.15)
Diluted loss per ordinary share	$ (0.79)	$ (0.15)
Basic average number of ordinary shares outstanding	3,214,445	2,369,995
Diluted average number of ordinary shares outstanding	3,214,445	2,369,995